REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Financial Information of The Company's Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 2,181,294	$ 1,921,150	$ 1,648,016
Operating income (loss)	335,173	263,909	242,047
Not allocated
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating income (loss)	(168,017)	(156,931)	(119,235)
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,768,804	1,572,176	1,347,511
Operating income (loss)	343,892	316,760	268,010
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Revenues	412,490	348,974	300,505
Operating income (loss)	$ 159,298	$ 104,080	$ 93,272